GOODWILL AND INTANGIBLE ASSETS, NET (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		$ 17,681
Amortization recognized in the year		1,758	$ 2,343	$ 1,158
Intangible assets and goodwill at end of period		15,898	17,681
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		135,087	153,778
PPA adjustments during measurement period		2,225	2,941
Disposals		(2,225)	(1,581)
Deconsolidation of Trichome			(18,718)
Foreign currency translation adjustments		(25)	(1,333)
Intangible assets and goodwill at end of period		135,062	135,087	153,778
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(117,406)	(1,590)
Amortization recognized in the year		1,758	2,343
Impairment			115,035
Deconsolidation of Trichome			(1,562)
Intangible assets and goodwill at end of period		(119,164)	(117,406)	(1,590)
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	851
Intangible assets and goodwill at end of period	[1]	833	851
Cultivations and processing license [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	2,524	9,961
PPA adjustments during measurement period	[1]	0	0
Disposals	[1]	0	(1,581)
Deconsolidation of Trichome	[1]		(5,856)
Foreign currency translation adjustments	[1]	0	0
Intangible assets and goodwill at end of period	[1]	2,524	2,524	9,961
Cultivations and processing license [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	(1,673)	(774)
Amortization recognized in the year	[1]	18	767
Impairment	[1]		1,215
Deconsolidation of Trichome	[1]		(1,083)
Intangible assets and goodwill at end of period	[1]	(1,691)	(1,673)	(774)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		7,008
Intangible assets and goodwill at end of period		4,917	7,008
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		13,076	10,674
PPA adjustments during measurement period		2,225	5,715
Disposals		(2,225)	0
Deconsolidation of Trichome			(2,932)
Foreign currency translation adjustments		(361)	(381)
Intangible assets and goodwill at end of period		12,715	13,076	10,674
Customer relationships [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(6,068)	(469)
Amortization recognized in the year		1,730	1,503
Impairment			4,461
Deconsolidation of Trichome			(365)
Intangible assets and goodwill at end of period		(7,798)	(6,068)	(469)
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		48
Intangible assets and goodwill at end of period		41	48
Brand [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		1,564	11,363
PPA adjustments during measurement period		0	0
Disposals		0	0
Deconsolidation of Trichome			(9,799)
Foreign currency translation adjustments		0	0
Intangible assets and goodwill at end of period		1,564	1,564	11,363
Brand [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(1,516)	(8)
Amortization recognized in the year		7	7
Impairment			1,501
Deconsolidation of Trichome			0
Intangible assets and goodwill at end of period		(1,523)	(1,516)	(8)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		9,771
Intangible assets and goodwill at end of period		10,107	9,771
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		117,900	121,578
PPA adjustments during measurement period		0	(2,774)
Disposals		0	0
Deconsolidation of Trichome			0
Foreign currency translation adjustments		336	(904)
Intangible assets and goodwill at end of period		118,236	117,900	121,578
Goodwill [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(108,129)	(275)
Amortization recognized in the year		0	0
Impairment			107,854
Deconsolidation of Trichome			0
Intangible assets and goodwill at end of period		(108,129)	(108,129)	(275)
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		3
Intangible assets and goodwill at end of period		0	3
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		23	202
PPA adjustments during measurement period		0	0
Disposals		0	0
Deconsolidation of Trichome			(131)
Foreign currency translation adjustments		0	(48)
Intangible assets and goodwill at end of period		23	23	202
Other [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(20)	(64)
Amortization recognized in the year		3	66
Impairment			4
Deconsolidation of Trichome			(114)
Intangible assets and goodwill at end of period		$ (23)	$ (20)	$ (64)

[1]	The licenses consist of GMP and GDP licenses.